Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	81 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000203678
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV Emerging Markets Equity Fund, Institutional Class Shares
C000203679
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV Emerging Markets Equity Fund, Investor Class Shares
Without Sales Load [Member] | C000203678
Average Annual Return [Line Items]
Average Annual Return, Percent		32.32%	16.48%	10.85%
Without Sales Load [Member] | C000203679
Average Annual Return [Line Items]
Average Annual Return, Percent		31.91%	16.19%	10.62%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		27.91%	7.46%	7.53%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		27.91%	7.46%	7.53%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).